Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax	The Company’s income before income tax consists of:
	For the year ended December 31,
	2020	2019	2018
Non-PRC	$5,866	$(7,337)	$(16,308)
PRC	210,751	78,157	62,891
Total	$216,617	$70,820	$46,583

Schedule of Income Taxes Attributed

Income taxes attributed in China consists of:

	For the year ended December 31,
	2020	2019	2018
Current income tax expenses	$(42,665)	$(11,290)	$(7,326)
Deferred tax benefits	11,227	5,685	(3,146)
Total income tax expense	$(31,438)	$(5,605)	$(10,472)

Schedule of Income Before Income Taxes

The following is a reconciliation of the Company’s total income tax expenses to the amount computed by applying the PRC statutory income tax rate of 25% to its income before income taxes for the years ended December 31, 2020, 2019 and 2018:

	For the year ended December 31,
	2020	2019	2018
Income before income taxes	$216,617	$70,820	$46,583
Income tax expense at the PRC statutory rate	(54,154)	(17,705)	(11,646)
International tax rate differential	(419)	(1,827)	(3,929)
Super deduction for research and development expenses	7,229	2,310	1,835
Non-deductible expenses	(2,225)	685	(1,865)
Other adjustments	(1,002)	(486)	14
Effect of preferential tax rate	19,224	7,018	6,562
Change in valuation allowance	2,656	4,415	(1,429)
Effect of PRC withholding tax	(2,747)	(15)	(14)
Income tax expense	$(31,438)	$(5,605)	$(10,472)

Schedule Company's Deferred Tax Assets

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follows:

	December 31,
	2020	2019
Inventories	1,212	394
Accrued expenses	17,240	4,184
Deferred government grants	2,838	985
Fixed assets	5,382	4,160
Tax losses carried forward	338	4,420
Less: valuation allowance	(119)	(2,775)
Deferred tax assets	$26,891	$11,368

Schedule of Changes in Unrecognized Tax Benefits

The changes in unrecognized tax benefits are as follows:

	For the year ended December 31,
	2020	2019	2018
Balance at January 1	904	1,681	1,873
Additions for tax positions of the current year	—	—	7
Additions for tax positions of the prior years	—	—	—
Settlement with the taxing authority	—	—	—
Lapse of statute of limitations	(343)	(777)	(199)
Balance at December 31	$561	$904	$1,681